FINANCIAL INSTRUMENTS - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	£ 711	£ 717
Other financial liabilities at fair value through profit or loss	1,250	1,055
Deposits by customers	192,331	185,775
Deposits by banks	6,737	14,037
Repurchase agreements - non trading	9,029	8,617
Debt securities in issue	42,873	37,569
Subordinated liabilities	2,032	2,385
Lease liabilities	75	91
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	794	810
Other financial liabilities at fair value through profit or loss	1,431	1,228
Deposits by customers	192,517	186,085
Deposits by banks	7,463	15,042
Repurchase agreements - non trading	9,108	8,656
Debt securities in issue	50,443	44,182
Subordinated liabilities	3,375	2,882
Lease liabilities	84	108
Total financial liabilities	265,215	258,993
Off-balance sheet commitments given	38,874	35,671
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	10
Deposits by customers	179,889	171,951
Deposits by banks	806	1,396
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	180,695	173,357
Off-balance sheet commitments given	3,810	4,028
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	91	168
Other financial liabilities at fair value through profit or loss	172	3
Deposits by customers	5,538	5,181
Deposits by banks	725	1,562
Repurchase agreements - non trading	6,584	7,894
Debt securities in issue	7,197	5,930
Subordinated liabilities	33	27
Lease liabilities	0	0
Total financial liabilities	20,340	20,765
Off-balance sheet commitments given	22,766	19,088
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	104	136
Other financial liabilities at fair value through profit or loss	114	135
Deposits by customers	5,004	5,686
Deposits by banks	968	7,621
Repurchase agreements - non trading	2,524	762
Debt securities in issue	3,238	2,057
Subordinated liabilities	98	628
Lease liabilities	21	29
Total financial liabilities	12,071	17,054
Off-balance sheet commitments given	1,330	916
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	453	321
Other financial liabilities at fair value through profit or loss	707	556
Deposits by customers	1,876	2,947
Deposits by banks	3,298	4,463
Repurchase agreements - non trading	0	0
Debt securities in issue	28,521	28,422
Subordinated liabilities	621	332
Lease liabilities	46	60
Total financial liabilities	35,522	37,101
Off-balance sheet commitments given	7,602	8,391
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	146	185
Other financial liabilities at fair value through profit or loss	438	524
Deposits by customers	210	320
Deposits by banks	1,666	0
Repurchase agreements - non trading	0	0
Debt securities in issue	11,487	7,773
Subordinated liabilities	2,623	1,895
Lease liabilities	17	19
Total financial liabilities	16,587	10,716
Off-balance sheet commitments given	£ 3,366	£ 3,248